Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Income tax expense for the years ended December 31 is as follows:

	2018	2017	2016

Current tax expense (benefit)	$80	$481	$647
Deferred tax expense	(262)	193	240
Adjustment of deferred tax assets and liabilities
for enacted rate change	–	49	–

Total income tax expense (benefit)	$(182)	$723	$887

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense differs from the amount computed by applying the U.S. federal corporate income tax rate of 21% for 2018 and 35% for 2017 and 2016 to income before income taxes due to the items listed in the following reconciliation:

	2018		2017		2016

	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at
federal corporate tax rate	$132	21.0%	$981	35.0%	$953	35.0%
Income tax expense (benefit)
related to prior years	(240)	(38.2)	(221)	(7.8)	(53)	(2.0)
Dividends-received deduction	(59)	(9.4)	(83)	(3.0)	(11)	(0.4)
Foreign Tax Credit	(14)	(2.2)	–	–	–	–
Adjustment of deferred tax assets and
liabilities for enacted rate change	–	–	49	1.7	–	–
Other	(1)	(0.2)	(3)	(0.1)	(2)	(0.1)

Total income tax expense (benefit)	$(182)	(29.0%)	$723	25.8%	$887	32.5%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2018 and 2017 are as follows:

	2018	2017

Deferred tax assets
Tax reserves method change	$11	$15
Unrealized investment losses	61	–
Accrued expenses	293	280
Deferred policy acquisition costs	380	291
Other	–	1

Gross deferred tax assets	745	587

Deferred tax liabilities
Investments	354	490
Deferred reinsurance expense	16	19
Unrealized investment gains	–	4

Gross deferred tax liabilities	370	513

Net deferred tax asset	$375	$74